Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

22. Segment Information

The Company has four segments, which are described in Note 1. The Company evaluates the performance of its operating segments and reportable segments based on their sales and operating income. All corporate expenses are allocated to the Company’s operating segments using an allocation methodology prescribed by U.S. Government regulations for government contractors. Accordingly, all costs and expenses, except for the goodwill impairment charge in 2011 (which was not included in the Company’s segment performance measures), are included in the Company’s measure of segment profitability. Certain Corporate expenses of $26 million, $32 million and $29 million for the years ended December 31, 2011, 2010, and 2009, respectively, that had previously been allocated to the Engility businesses were retained by the Company and have been allocated to L-3’s four reportable segments.

The tables below present net sales, operating income, depreciation and amortization, capital expenditures and total assets by reportable segment.

	Year Ended December 31,
	2011(1)	2010(1)(2)	2009(1)(2)
	(in millions)
Net Sales
Products
Electronic Systems	$4,737	$4,872	$4,864
C3 ISR	2,005	1,867	1,961
AM&M	751	811	688
NSS	153	187	161
Elimination of intercompany sales	(94)	(157)	(172)

Total products sales	7,552	7,580	7,502

Services
Electronic Systems	1,037	1,020	1,097
C3 ISR	1,488	1,390	1,009
AM&M	1,898	2,220	2,260
NSS	1,465	1,458	1,408
Elimination of intercompany sales	(282)	(278)	(129)

Total services sales	5,606	5,810	5,645

Consolidated total	$13,158	$13,390	$13,147

Operating Income
Electronic Systems	$719	$794	$694
C3 ISR	394	365	318
AM&M	228	225	238
NSS	101	101	117

Segment Total	$1,442	$1,485	$1,367
Impairment charge (3)	43	—	—

Consolidated total	$1,399	$1,485	$1,367

Depreciation and amortization
Electronic Systems	$148	$133	$121
C3 ISR	44	41	40
AM&M	19	19	19
NSS	19	19	18

Consolidated total	$230	$212	$198

Capital Expenditures
Electronic Systems	$97	$106	$99
C3 ISR	71	62	57
AM&M	13	6	15
NSS	5	4	5
Corporate	1	—	4

Consolidated total	$187	$178	$180

Total Assets
Electronic Systems	$7,555	$7,812	$6,915
C3 ISR	2,022	1,919	1,704
AM&M	1,922	1,962	1,915
NSS	1,317	1,418	1,324
Corporate	952	578	1,152
Assets of Discontinued Operations	1,729	1,762	1,865

Consolidated total	$15,497	$15,451	$14,875

(1)

Effective January 1, 2012, the Company re-aligned a business unit’s management and organizational structure, as discussed in Note 2, and made a reclassification of sales from the C3ISR segment to the Electronic Systems segment of $88 million, $111 million, and $94 million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, operating income of $10 million, $19 million, and $15 million was reclassified from the C3ISR segment to the Electronic Systems segment for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, 2010 and 2009, $124 million, $130 million, and $151 million of assets were reclassified from the C 3ISR segment to the Electronic Systems segment, respectively.

(2)

As a result of re-alignments of business units in the Company’s management and organizational structure as discussed in Note 2, sales of $115 million and $143 million were reclassified from the NSS segment to the Electronic Systems segment and sales of $79 million and $79 million were reclassified from the C3ISR segment to the NSS segment for the years ended December 31, 2010 and 2009, respectively. In addition, operating income of $7 million and $16 million was reclassified from the NSS segment to the Electronic Systems segment and operating income of $4 million and $5 million was reclassified from the C3ISR segment to the NSS segment for the years ended December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, $133 million and $171 million of assets were reclassified from the NSS segment to the Electronic Systems segment and $19 million and $19 million of assets were reclassified from the C3ISR segment to the NSS segment, respectively.

(3)	Represents a non-cash goodwill impairment charge recorded in the fourth quarter of 2011 due to a decline in the estimated fair value of our Marine Services business.

Corporate assets not allocated to the reportable segments primarily include cash and cash equivalents, corporate office fixed assets, deferred income tax assets and deferred debt issue costs. In addition, substantially all of the Company’s assets are located in North America.

The Company’s sales attributable to U.S. customers and foreign customers, based on location of the customer, are summarized in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
U.S.	$11,068	$11,490	$11,208
Foreign:
Canada	328	305	283
United Kingdom	310	231	172
Germany	246	215	276
Australia	118	164	176
Italy	98	68	76
South Korea	93	100	132
China	73	65	63
Other	824	752	761

Total foreign	2,090	1,900	1,939

Consolidated	$13,158	$13,390	$13,147

Net sales to principal customers are summarized in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
U.S. Government agencies (1)	$10,439	$10,803	$10,580
Commercial	1,527	1,446	1,490
Allied foreign governments (1)	1,192	1,141	1,077

Consolidated	$13,158	$13,390	$13,147

(1)	Includes sales for which the Company is the prime contractor as well as sales based on the ultimate end customer for which the Company is a subcontractor.